NOTE PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Short-term Debt [Abstract]
NOTE PAYABLE

NOTE 7 – NOTE PAYABLE

In August 2015, Smack entered into an unsecured promissory note agreement with an individual. The agreement allowed for Smack to borrow up to $66,613 at an interest rate of 10 percent per year. This $66,613 note was assumed by the Company during the recapitalization. The outstanding principal balance under the agreement at December 31, 2017 was $66,613. The outstanding principal amount and all accrued and unpaid interest was due by August 2016 and is currently delinquent. As of December 31, 2017 and June 30, 2017 amounts of $15,530 and $12,172 have recorded as interest payable. For the three and six months ended December 31, 2017, interest expense of $1,679 and $3,358 was recorded, respectively. For the three and six months ended December 31, 2016, interest expense of $1,679 and $3,358 was recorded, respectively.

NOTE 5 – NOTE PAYABLE

In August 2015, the Company entered into an unsecured promissory note agreement with an individual. The agreement allowed for the Company to borrow up to $66,613 at an interest rate of 10 percent per year. This $66,613 note was assumed by the Company during the recapitalization. The outstanding principal balance under the agreement at June 30, 2017 was $66,613. During the year ended June 30, 2017, and the period ended June 30, 2016, the Company incurred $6,663 and $5,510 of interest expense relating to the unsecured promissory note. The outstanding principal amount and all accrued and unpaid interest was due by August 2016 and is currently delinquent. As of June 30, 2017 and June 30, 2016, amounts of $12,172 and $5,510 have recorded as interest payable.